OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2017	2016
Deferred charter revenue	1,653	6,302
Other	4,414	3,990
	6,067	10,292